Note 22 - Deferred tax assets and liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 2,683,500
Deferred tax income recognised in profit or loss	186,000	$ 550,300
Deferred tax liability (asset)	$ (327,357)	(158,010)	$ 60,199
LUXEMBOURG
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Maximum carry forward period for losses incurred	17 years
LUXEMBOURG | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 623,800	550,300
USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets related to taxable losses of subsidiaries	$ 79,400	$ 77,900